Columbia Variable Portfolio – Limited Duration Credit Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 93.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 7.4%
BAE Systems PLC(a)
03/26/2029	5.125%	3,416,000	3,518,047
Boeing Co. (The)
05/01/2029	6.298%	2,615,000	2,775,954
General Electric Co.
07/29/2030	4.300%	805,000	809,878
L3Harris Technologies, Inc.
01/15/2027	5.400%	6,044,000	6,142,894
Lockheed Martin Corp.
08/15/2030	4.400%	923,000	930,939
Northrop Grumman Corp.
02/01/2027	3.200%	5,146,000	5,091,381
United Technologies Corp.
11/16/2028	4.125%	5,256,000	5,244,208
Total			24,513,301
Banking 19.5%
Bank of America Corp.(b)
01/24/2031	5.162%	5,525,000	5,702,409
10/24/2031	1.922%	3,568,000	3,167,464
Citigroup, Inc.(b)
09/11/2031	4.503%	8,324,000	8,327,732
Goldman Sachs Group, Inc. (The)(b)
04/23/2031	5.218%	7,795,000	8,060,551
HSBC Holdings PLC(b)
05/13/2031	5.240%	4,380,000	4,505,204
JPMorgan Chase & Co.(b)
01/24/2031	5.140%	9,884,000	10,207,090
Morgan Stanley Private Bank NA(b)
07/18/2031	4.734%	9,511,000	9,655,228
PNC Financial Services Group, Inc. (The)(b)
05/13/2031	4.899%	1,257,000	1,283,106
Royal Bank of Canada(b)
10/18/2030	4.650%	695,000	703,339
08/06/2031	4.696%	4,003,000	4,055,585
US Bancorp(b)
05/15/2031	5.083%	3,858,000	3,964,732
Wells Fargo & Co.(b)
04/23/2031	5.150%	4,500,000	4,641,825
Total			64,274,265
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.4%
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	325,000	330,341
07/31/2032	6.125%	1,128,000	1,155,797
Total			1,486,138
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	1,710,000	1,590,593
Chemicals 2.2%
APA Corp.
01/15/2030	4.250%	3,283,000	3,204,341
LYB Finance Co. BV(a)
03/15/2027	8.100%	2,144,000	2,246,681
LYB International Finance III LLC
10/01/2030	2.250%	1,866,000	1,666,153
Total			7,117,175
Consumer Products 0.2%
Kenvue, Inc.
05/22/2032	4.850%	618,000	626,706
Diversified Manufacturing 0.7%
Siemens Funding BV(a)
05/28/2030	4.600%	2,140,000	2,178,932
Electric 11.2%
AEP Texas, Inc.
07/01/2030	2.100%	2,845,000	2,565,102
AES Corp. (The)
01/15/2026	1.375%	8,777,000	8,694,511
CMS Energy Corp.
11/15/2025	3.600%	3,220,000	3,215,814
Emera US Finance LP
06/15/2026	3.550%	4,443,000	4,412,915
FirstEnergy Transmission LLC
01/15/2030	4.550%	3,441,000	3,462,795
NRG Energy, Inc.(a)
12/02/2027	2.450%	3,190,000	3,057,979
Oncor Electric Delivery Co. LLC
11/01/2029	4.650%	2,893,000	2,939,090
Pacific Gas and Electric Co.
06/15/2028	3.000%	4,331,000	4,174,819

Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEC Energy Group, Inc.
09/12/2026	5.600%	807,000	817,661
Xcel Energy, Inc.
12/01/2029	2.600%	3,721,000	3,478,064
Total			36,818,750
Food and Beverage 11.2%
Bacardi-Martini BV(a)
02/01/2030	5.550%	7,938,000	8,203,344
Diageo Capital PLC
10/05/2026	5.375%	6,777,000	6,864,213
Diageo Investment Corp.
08/15/2030	5.125%	721,000	747,096
General Mills, Inc.
01/30/2027	4.700%	2,742,000	2,763,342
Heineken NV(a)
01/29/2028	3.500%	4,909,000	4,849,789
Keurig Dr Pepper, Inc.
03/15/2027	5.100%	4,916,000	4,966,081
Kraft Heinz Foods Co.
04/01/2030	3.750%	4,246,000	4,120,207
Mars, Inc.(a)
03/01/2030	4.800%	4,393,000	4,476,194
Total			36,990,266
Health Care 1.9%
CVS Health Corp.
04/01/2030	3.750%	1,250,000	1,210,981
HCA, Inc.
09/01/2030	3.500%	5,247,000	5,011,429
Total			6,222,410
Healthcare Insurance 2.7%
Centene Corp.
02/15/2030	3.375%	2,588,000	2,382,707
UnitedHealth Group, Inc.
12/15/2028	3.875%	4,275,000	4,252,229
05/15/2030	2.000%	2,397,000	2,171,911
Total			8,806,847
Healthcare REIT 0.5%
Welltower OP LLC
07/01/2030	4.500%	1,598,000	1,612,987
Independent Energy 4.5%
Canadian Natural Resources Ltd.(a)
12/15/2029	5.000%	1,505,000	1,538,880
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamondback Energy, Inc.
01/30/2030	5.150%	1,954,000	2,012,829
Occidental Petroleum Corp.
09/01/2030	6.625%	5,960,000	6,384,659
Woodside Finance Ltd.
05/19/2030	5.400%	4,685,000	4,809,285
Total			14,745,653
Integrated Energy 1.0%
BP Capital Markets America, Inc.
11/17/2027	5.017%	3,215,000	3,280,405
Life Insurance 8.4%
Corebridge Global Funding(a)
08/21/2028	4.250%	1,541,000	1,542,225
06/06/2030	4.850%	2,318,000	2,360,417
Corebridge Global Funding(a),(c)
10/02/2030	4.450%	1,161,000	1,160,025
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	49,000	50,701
Met Tower Global Funding(a)
04/12/2029	5.250%	2,295,000	2,373,110
09/16/2030	4.200%	1,190,000	1,182,503
New York Life Global Funding(a)
12/05/2029	4.600%	1,462,000	1,486,130
Northwestern Mutual Global Funding(a)
05/28/2031	5.160%	3,613,000	3,744,797
Pacific Life Global Funding II(a)
01/11/2032	2.450%	2,413,000	2,125,583
Principal Life Global Funding II(a)
11/27/2029	4.950%	9,740,000	9,965,571
Voya Financial, Inc.
06/15/2026	3.650%	1,645,000	1,639,112
Total			27,630,174
Midstream 4.7%
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	9,260,000	9,243,371
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	3,975,000	3,981,684
Western Midstream Operating LP
01/15/2029	6.350%	2,220,000	2,336,452
Total			15,561,507
Natural Gas 0.9%
NiSource, Inc.
07/01/2029	5.200%	3,011,000	3,105,766
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 4.9%
Gilead Sciences, Inc.
03/01/2026	3.650%	6,425,000	6,415,739
Merck & Co, Inc.
09/15/2030	4.150%	4,908,000	4,913,476
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	3,250,000	3,256,381
Roche Holdings, Inc.(a)
11/13/2030	5.489%	1,635,000	1,731,574
Total			16,317,170
Railroads 1.4%
Canadian Pacific Railway Co.
12/02/2031	2.450%	5,060,000	4,506,617
Retailers 1.0%
Lowe’s Cos, Inc.
10/15/2028	4.000%	2,003,000	1,998,337
Walmart, Inc.
04/28/2030	4.350%	1,145,000	1,163,736
Total			3,162,073
Technology 4.6%
Broadcom, Inc.
02/15/2030	4.350%	1,854,000	1,863,459
10/15/2030	4.200%	1,542,000	1,539,169
Cisco Systems, Inc.
02/24/2028	4.550%	3,160,000	3,207,820
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	1,988,000	2,064,038
Intel Corp.
11/15/2029	2.450%	1,035,000	960,887
International Business Machines Corp.
02/10/2028	4.650%	1,585,000	1,607,257
Oracle Corp.
09/26/2032	4.800%	3,795,000	3,800,607
Total			15,043,237
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.5%
FedEx Corp.
05/15/2030	4.250%	1,715,000	1,707,969
Wireless 3.0%
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%	5,516,000	5,553,292
T-Mobile US, Inc.
04/15/2027	3.750%	1,938,000	1,926,596
04/15/2030	3.875%	2,621,000	2,569,267
Total			10,049,155
Total Corporate Bonds & Notes (Cost $303,075,700)			307,348,096

U.S. Treasury Obligations 4.5%

U.S. Treasury
06/30/2028	4.000%	8,532,000	8,615,987
07/31/2030	3.875%	350,000	352,133
12/31/2031	4.500%	5,783,000	5,984,049
Total U.S. Treasury Obligations (Cost $14,726,415)			14,952,169

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(d),(e)	4,151,342	4,150,097
Total Money Market Funds (Cost $4,149,350)		4,150,097
Total Investments in Securities (Cost: $321,951,465)		326,450,362
Other Assets & Liabilities, Net		3,068,110
Net Assets		329,518,472
At September 30, 2025, securities and/or cash totaling $1,068,981 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	497	12/2025	USD	103,574,024	—	(34,866)

Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(32)	12/2025	USD	(3,600,000)	885	—
U.S. Treasury 10-Year Note	(94)	12/2025	USD	(10,575,000)	—	(31,022)
U.S. Treasury 5-Year Note	(557)	12/2025	USD	(60,821,789)	—	(148,216)
Total					885	(179,238)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $76,139,321, which represents 23.11% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	137,240,435	362,089,441	(495,180,506)	727	4,150,097	(3,442)	1,871,105	4,151,342
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7015_12_D01_(11/25)